Shareholders' Equity - Movement in ordinary share capital (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Amount
Beginning balance	[1]	$ 23,531
Issuance for settlement of RSUs		0	$ 0	[1]	$ 0	[1]
Vesting of share options that were early exercised		59	83	[1]	$ 382	[1]
Ending balance		$ 24,199	$ 23,531	[1]
Class A Ordinary Shares
Number of Shares
Beginning balance (shares)		105,371,800	91,979,704
Conversion of ordinary shares (shares)		5,219,947	5,861,707
Exercise of share options (shares)		1,496,875	1,902,084
Issuance for settlement of RSUs (shares)		4,674,873	5,253,809
Vesting of share options that were early exercised (shares)		510,071	374,496
Ending balance (shares)		117,273,566	105,371,800		91,979,704
Amount
Beginning balance		$ 10,537	$ 9,198
Conversion of ordinary shares		522	587
Exercise of share options		150	190
Issuance for settlement of RSUs		467	525
Vesting of share options that were early exercised		51	37
Ending balance		$ 11,727	$ 10,537		$ 9,198
Class B Ordinary Shares
Number of Shares
Beginning balance (shares)		129,942,506	135,283,942
Conversion of ordinary shares (shares)		(5,219,947)	(5,861,707)
Exercise of share options (shares)			520,271
Ending balance (shares)		124,722,559	129,942,506		135,283,942
Amount
Beginning balance		$ 12,994	$ 13,528
Conversion of ordinary shares		(522)	(587)
Exercise of share options			53
Ending balance		$ 12,472	$ 12,994		$ 13,528

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.